Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	20% declining
Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	30% declining
Office furnishings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	20% declining